Condensed Financial Information of the Parent Company (Unaudited) (Tables) - Parent Company [Member]	12 Months Ended
May 31, 2023
Condensed Financial Information of the Parent Company (Unaudited) (Tables) [Line Items]
Schedule of Parent Company Balance Sheet
	May 31, 2023	May 31, 2022

ASSETS
OTHER ASSETS
Receivable from VIE	$61,313	$61,313
Investment in subsidiaries and VIE	309,902	250,591

Total assets	$371,215	$311,904

LIABILITIES AND STOCKHOLDERS’ EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES

STOCKHOLDERS’ EQUITY

Ordinary shares ($0.001 par value, 50,000,000 shares authorized, 13,000,000 and 13,000,000 shares issued and outstanding as of May 31, 2023 and May 31, 2022)	13,000	13,000
Additional paid-in capital	230,668	230,668
Retained earnings	122,331	64,605
Statutory reserves	25,913	10,429
Accumulated other comprehensive income (loss)	(20,697)	(6,798)
Total stockholders’ equity	371,215	311,904

Total liabilities and stockholders’ equity	$371,215	$311,904

Schedule of Income Statement
	Year Ended May 31,	Year Ended May 31,
	2023	2022

EQUITY IN INCOME OF SUBSIDIARIES AND VIE	$72,383	$38,811

COSTS AND EXPENSES
General and Administrative expenses	-	-
Total costs and expenses	-	-

INCOME BEFORE INCOME TAXES	72,383	38,811

PROVISION FOR INCOME TAXES	-	-

NET INCOME	72,383	38,811

FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(13,899)	(13,838)
COMPREHENSIVE INCOME	$58,484	$24,973

Schedule of Cash Flow Statements
	Year Ended May 31,	Year Ended May 31,
	2023	2022

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$72,383	$38,811
Adjustments to reconcile net income to cash used in operating activities:
Equity in income of subsidiaries and VIE	(72,383)	(38,811)

Net cash used in operating activities	-	-

CHANGES IN CASH	-	-

CASH, beginning of period	-	-

CASH, end of period	$-	$-